Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense (benefit) [Abstract]
Payment of income tax	₩ 1,301,275	₩ 621,957	₩ 563,681
Adjustment in respect of prior years due to change in estimate	(44,892)	(32,100)	48,374
Current income tax directly recognized in equity	(128,337)	93,705	(350,348)
Current income tax expense	1,128,046	683,562	261,707
Generation and realization of temporary differences	(1,561,484)	(1,845,236)	(564,801)
Reclassified from equity to loss	0	0	(4,964)
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	(7,740)	(15,244)	(38,708)
Changes in deferred tax on tax losses carryforwards	2,012,537	(1,650,017)	(9,175,755)
Tax credit carryforwards	72,371	(16,734)	34,019
Amount due to change in tax rate or regulations	(9,169)	5,836	73,991
Deferred tax benefit	506,515	(3,521,395)	(9,676,218)
Income tax expense (benefit)	1,634,561	(2,837,833)	(9,414,511)
Dividends of hybrid bond	0	0	4,149
Disposal of subsidiaries	0	0	406
Income tax directly adjusted to equity	0	0	4,555
Loss on valuation of financial assets at fair value through other comprehensive income	(61,807)	(10,624)	(31,416)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(8,435)	4,863	40,390
Remeasurement of defined benefit liability	139,566	133,134	(322,489)
Investments in associates	(134,639)	(40,213)	(66,677)
Others	(63,022)	6,545	25,289
Income tax recognized as other comprehensive income (loss)	₩ (128,337)	₩ 93,705	₩ (354,903)